Employee Stock Incentive Plans - Summary of Activities in Cash Settled Restricted Stock Unit Option Plans (Detail) - Employee restricted stock unit option plans [member] - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year	11,800	24,600	78,199
Numbers, Exercised	(4,800)	(12,800)	(46,133)
Forfeited and lapsed	0	0	(7,466)
Numbers, Outstanding at the end of the year	7,000	11,800	24,600
Exercisable at the end of the year	7,000	7,600	2,800